Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 15,444	€ 16,094	€ 18,125
Ceded to other companies	3,518	2,703	2,434
Assumed from other companies		5	13
Net amount	€ 11,926	€ 13,396	€ 15,704
% of amount assumed to net	0.00%	0.00%	0.00%
Life insurance in force [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 977,293	€ 895,593	€ 955,451
Ceded to other companies	611,912	599,091	699,005
Assumed from other companies	397,882	408,201	480,723
Net amount	€ 763,263	€ 704,703	€ 737,170
% of amount assumed to net	52.00%	58.00%	65.00%
Life insurance [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 13,400	€ 13,929	€ 15,926
Ceded to other companies	3,326	2,541	2,276
Assumed from other companies		0	0
Net amount	€ 10,074	€ 11,387	€ 13,650
% of amount assumed to net	0.00%	0.00%	0.00%
Non-Life insurance [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	€ 2,044	€ 2,165	€ 2,199
Ceded to other companies	192	162	158
Assumed from other companies		5	13
Net amount	€ 1,852	€ 2,008	€ 2,055
% of amount assumed to net	0.00%	0.00%	1.00%